Note 10 (Tables)	6 Months Ended
Jun. 30, 2026
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Equity instruments	6.2	12,253	10,539
Debt securities	6.2	146	192
Loans and advances	6.2	772	541
Total	7	13,171	11,272